Segment Information - Reconciliation from Operating Profit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating profit	$ 284	$ 466
Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(68)	(80)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Operating profit	223	412
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	204	464
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	0	3
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	1	(70)
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	36	34
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(18)	(19)
Financial services [Member]
Segment Reporting Information [Line Items]
Operating profit	$ 129	$ 134